Summary of Significant Accounting Policies - Narrative (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 09, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Purchase Price Discontinued Operations	$ 287,100,000
Summary of Significant Accounting Policies [Abstract]
Inventory write-down		1,300,000	1,000,000	4,700,000	3,200,000	11,600,000
Valuation Allowance Charge		119,600,000
Allowance for sales returns		300,000		300,000
Stock-based compensation expense				12,000,000	7,800,000	5,900,000
Contingent consideration at fair value, current		12,324,000		12,324,000	444,000
Gain (loss) on foreign currency contracts not designated as hedging instruments				(600,000)	(400,000)	900,000
Trademark revenue, period for recognition					12 years
Inventory Write Down, Restructuring				0	0	667,000
Capital lease obligations incurred				8,200,000		200,000
PROFEMUR Titanium Modular Neck Product [Member]
Summary of Significant Accounting Policies [Abstract]
Product liability accrual, net		16,800,000		16,800,000
Estimatedrecoveryfromthirdparty				25,000,000
Graftjacket Products [Member]
Summary of Significant Accounting Policies [Abstract]
Trademark license agreement, total consideration					8,500,000
Trademark license agreement, portion received immediately					5,500,000
Trademark license agreement, remaining amount receivable					$ 3,000,000